Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0001506929
Registrant Name	Verde Resources, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	VERDE RESOURCES, INC.